Operating costs and expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Employee contributions	R$ 26,176	R$ 17,650	R$ 17,106